Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Senior Floating Rate Fund))	0 Months Ended
Oct. 28, 2011
Class A
Average Annual Return:
1 Year	9.19%
5 Years	3.74%
10 Years (or life of class, if less)	4.45%
Inception Date	Sep. 08, 1999
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	6.92%
5 Years	1.17%
10 Years (or life of class, if less)	2.07%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	5.89%
5 Years	1.61%
10 Years (or life of class, if less)	2.33%
Class B
Average Annual Return:
1 Year	9.39%
5 Years	3.70%
10 Years (or life of class, if less)	4.48%
Inception Date	Sep. 08, 1999
Class C
Average Annual Return:
1 Year	11.59%
5 Years	3.97%
10 Years (or life of class, if less)	4.30%
Inception Date	Sep. 08, 1999
Class Y
Average Annual Return:
1 Year	13.48%
5 Years	4.71%
10 Years (or life of class, if less)	4.78%
Inception Date	Nov. 28, 2005
CSFB Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	4.44% [1]
CSFB Leveraged Loan Index
Average Annual Return:
1 Year	9.97%
5 Years	4.42%
10 Years (or life of class, if less)	4.79%

[1]	From 11-30-05